Subsequent Events (Details)	1 Months Ended
	Jul. 25, 2022 $ / shares shares	Jul. 18, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($)
Subsequent Events (Details) [Line Items]
Offering consisted description		The offering consisted of 2,100,000 common shares and 2,045,000 pre-funded warrants.
Notes payable outstanding | $			$ 520,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Registered direct offering share issued | shares		4,145,000
Registered direct offering and price per share | $ / shares		$ 0.52
Total proceeds | $		$ 2,155,195
Pre-funded warrants share | shares	2,045,000
Exercised price per share | $ / shares	$ 0.0001